Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 7,500	€ 1,320
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	13,030	7,260
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	3,920	900
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	5,950	2,300
Currency
Guarantees, commitments and risks
Value at risk	690	330
Currency | Maximum
Guarantees, commitments and risks
Value at risk	5,470	620
Currency | Minimum
Guarantees, commitments and risks
Value at risk	70	40
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 1,650	€ 210